NET INCOME FROM DISCONTINUED OPERATIONS (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Consideration received in cash and cash equivalents from a related party, Mr. Xin Ming Sun		$ 10,526,095
Consideration received in land use rights from a related party, Mr. Xin Ming Sun	0	15,820,752
The Company refunded the excess to a related party, Mr. Xin Ming Sun		(8,969,078)
Disposal proceeds receivable of sale of subsidiaries from a related party, Mr. Xin Ming Sun	5,386,233	5,386,233
Total consideration proceeds		$ 45,000,000